Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000222038
Shareholder Report [Line Items]
Fund Name	Short Duration Income Fund
Class Name	Investor Class
Trading Symbol	TSDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - Investor Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s security selection within the high yield and investment-grade corporate sectors aided performance relative to its style-specific benchmark, the Bloomberg 1-3 Year U.S. Corporate Bond Index. Out-of-benchmark allocations to collateralized loan obligations, non-agency mortgage-backed securities (MBS), agency MBS, and asset-backed securities (ABS) also aided relative results.

  Our allocation to Treasuries was a relative detractor over the one-year period.

  The Short Duration Income Fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute position. The fund’s allocation to U.S. Treasuries also increased while its allocation to ABS and MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	10,000	10,000	10,000
2/28/21	10,083	9,822	10,028
5/31/21	10,121	9,808	10,056
8/31/21	10,162	9,968	10,063
11/30/21	10,091	9,909	10,005
2/28/22	9,951	9,562	9,876
5/31/22	9,753	9,002	9,756
8/31/22	9,637	8,820	9,678
11/30/22	9,544	8,636	9,651
2/28/23	9,659	8,633	9,708
5/31/23	9,779	8,809	9,831
8/31/23	9,865	8,715	9,908
11/30/23	10,013	8,738	10,070
2/29/24	10,209	8,920	10,231
5/31/24	10,332	8,924	10,343
8/31/24	10,626	9,351	10,626
11/30/24	10,723	9,339	10,723
2/28/25	10,915	9,438	10,871
5/31/25	11,026	9,411	10,999
8/31/25	11,235	9,644	11,189
11/30/25	11,367	9,871	11,329
2/28/26	11,530	10,029	11,464
5/31/26	11,552	9,894	11,489

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 12/8/20
Short Duration Income Fund (Investor Class)	4.77%	2.68%	2.67%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	-0.19
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	4.46	2.70	2.57

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 227,418,000
Holdings Count | Holding	740
Advisory Fees Paid, Amount	$ 26,000
InvestmentCompanyPortfolioTurnover	83.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$227,418 Number of Portfolio Holdings740
Holdings [Text Block]
Table Summary
Corporate Bonds	38.4%
Asset-Backed Securities	25.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.9
Non-U.S. Government Mortgage-Backed Securities	10.8
U.S. Government & Agency Mortgage-Backed Securities	6.6
Foreign Government Obligations & Municipalities	2.3
Commercial Paper	1.7
Bank Loans	1.4
Securities Lending Collateral	1.1
Short-Term and Other	-0.7

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	12.9%
Federal National Mortgage Assn.	2.8
Federal Home Loan Mortgage	2.7
Ally Bank Auto Credit-Linked Notes	1.2
KKR	1.0
JPMorgan Mortgage Trust	0.8
Hyundai Capital America	0.7
Hardee's Funding	0.7
Medline Borrower	0.7
Barclays	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222039
Shareholder Report [Line Items]
Fund Name	Short Duration Income Fund
Class Name	I Class
Trading Symbol	TSIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - I Class	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s security selection within the high yield and investment-grade corporate sectors aided performance relative to its style-specific benchmark, the Bloomberg 1-3 Year U.S. Corporate Bond Index. Out-of-benchmark allocations to collateralized loan obligations, non-agency mortgage-backed securities (MBS), agency MBS, and asset-backed securities (ABS) also aided relative results.

  Our allocation to Treasuries was a relative detractor over the one-year period.

  The Short Duration Income Fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute position. The fund’s allocation to U.S. Treasuries also increased while its allocation to ABS and MBS increased.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	500,000	500,000	500,000
2/28/21	504,292	491,107	501,375
5/31/21	506,334	490,403	502,782
8/31/21	508,512	498,419	503,129
11/30/21	505,104	495,429	500,247
2/28/22	498,217	478,121	493,805
5/31/22	488,450	450,082	487,789
8/31/22	482,725	441,022	483,898
11/30/22	478,221	431,818	482,548
2/28/23	484,094	431,639	485,408
5/31/23	489,706	440,437	491,543
8/31/23	494,685	435,759	495,415
11/30/23	502,230	436,913	503,510
2/29/24	512,176	446,000	511,526
5/31/24	518,523	446,187	517,174
8/31/24	533,377	467,555	531,289
11/30/24	538,419	466,951	536,130
2/28/25	547,611	471,905	543,566
5/31/25	553,908	470,544	549,931
8/31/25	564,575	482,219	559,454
11/30/25	571,348	493,573	566,450
2/28/26	579,115	501,449	573,222
5/31/26	580,954	494,699	574,461

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 12/8/20
Short Duration Income Fund (I Class)	4.88%	2.79%	2.78%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	-0.19
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	4.46	2.70	2.57

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 227,418,000
Holdings Count | Holding	740
Advisory Fees Paid, Amount	$ 26,000
InvestmentCompanyPortfolioTurnover	83.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$227,418 Number of Portfolio Holdings740
Holdings [Text Block]
Table Summary
Corporate Bonds	38.4%
Asset-Backed Securities	25.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.9
Non-U.S. Government Mortgage-Backed Securities	10.8
U.S. Government & Agency Mortgage-Backed Securities	6.6
Foreign Government Obligations & Municipalities	2.3
Commercial Paper	1.7
Bank Loans	1.4
Securities Lending Collateral	1.1
Short-Term and Other	-0.7

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	12.9%
Federal National Mortgage Assn.	2.8
Federal Home Loan Mortgage	2.7
Ally Bank Auto Credit-Linked Notes	1.2
KKR	1.0
JPMorgan Mortgage Trust	0.8
Hyundai Capital America	0.7
Hardee's Funding	0.7
Medline Borrower	0.7
Barclays	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless